SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Details
Total Revenues	$ 0	$ 20,000	$ 20,000	$ 0